Property, plant and equipment	12 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
Property, plant and equipment	13. Property, plant and equipment

Property, plant and equipment are the physical assets controlled by us. The Group’s interest comprises legally protected statutory or contractual rights of use. Property, plant and equipment is recorded at cost, less accumulated depreciation and any impairment losses.

The cost of property, plant and equipment primarily represents the amount initially paid or the fair value on the date of acquisition of a business.
Cost includes the purchase price of the asset; any payroll and finance costs incurred which are directly attributable to the construction of property, plant and equipment together with an appropriate portion of overheads which are directly linked to the capital work performed; and the cost of any associated asset retirement obligations.
Additions represent the purchase or construction of new assets, including capital expenditure for safety and environmental assets, and extensions to, enhancements to, or replacement of, existing assets. All costs associated with projects or activities which have not been fully commissioned at the period end are classified within assets in the course of construction.
A depreciation expense is charged to the income statement to reflect annual wear and tear and the reduced value of the asset over time.
Depreciation is calculated by estimating the number of years we expect the asset to be used (its useful economic life or UEL) and charging the cost of the asset to the income statement equally over this period.
Items within property, plant and equipment are tested for impairment only if there is some indication that the carrying value of the assets may have been impaired. Impairments of assets are calculated as the difference between the carrying value of the asset and the recoverable amount, if lower. Where such an asset does not generate cash flows that are independent from other assets, the recoverable amount of the cash-generating unit to which that asset belongs is estimated. Impairments are recognised in the income statement and, if immaterial, are included within the depreciation charge for the year.
We operate an energy networks business and therefore have a significant physical asset base. We continue to invest in our networks to maintain reliability, create new customer connections and ensure our networks are flexible, resilient and prepared for the transition to net zero.
Our business plan envisages these additional investments will be funded through a mixture of cash generated from operations and the issue of new debt and equity.
(a) Analysis of property, plant and equipment

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Cost at 1 April 2023	4,066	69,765	6,760	1,222	81,813
Exchange adjustments	(49)	(841)	(67)	(19)	(976)
Additions	59	1,157	5,754	197	7,167
Disposals	(55)	(271)	(5)	(134)	(465)
Adjustment for change in discount rate on decommissioning provisions (note 26)	—	29	—	—	29
Reclassifications[1]	277	4,725	(5,389)	218	(169)
Reclassification to held for sale (note 10)	(88)	(13)	(31)	(134)	(266)
Cost at 1 April 2024	4,210	74,551	7,022	1,350	87,133
Exchange adjustments	(55)	(965)	(91)	(21)	(1,132)
Additions	60	1,172	7,529	220	8,981
Disposals	(59)	(387)	(9)	(239)	(694)
Adjustment for change in discount rate on decommissioning provisions (note 26)	—	7	—	—	7
Reclassifications[1]	198	4,583	(4,876)	83	(12)
Reclassification to held for sale (note 10)	(110)	(1,195)	(502)	(19)	(1,826)
Cost at 31 March 2025	4,244	77,766	9,073	1,374	92,457
Accumulated depreciation at 1 April 2023	(794)	(15,926)	(55)	(605)	(17,380)
Exchange adjustments	10	177	—	12	199
Depreciation charge for the year²	(80)	(1,515)	(20)	(189)	(1,804)
Disposals	50	252	2	134	438
Reclassifications[1]	(3)	281	—	(112)	166
Reclassification to held for sale (note 10)	59	1	6	89	155
Accumulated depreciation at 1 April 2024	(758)	(16,730)	(67)	(671)	(18,226)
Exchange adjustments	12	200	—	11	223
Depreciation charge for the year²	(93)	(1,632)	4	(203)	(1,924)
Disposals	49	387	9	236	681
Reclassifications[1]	(32)	33	3	(5)	(1)
Reclassification to held for sale (note 10)	51	817	—	13	881
Accumulated depreciation at 31 March 2025	(771)	(16,925)	(51)	(619)	(18,366)
Net book value at 31 March 2025	3,473	60,841	9,022	755	74,091
Net book value at 31 March 2024	3,452	57,821	6,955	679	68,907
1.Represents amounts transferred between categories, (to)/from other intangible assets (see note 12), (to)/from inventories.
2.Depreciation of assets in the course of construction relates to impairment provision adjustments.
13. Property, plant and equipment continued
(b) Asset useful economic lives
No depreciation is provided on freehold land or assets in the course of construction. Other items of property, plant and equipment are depreciated, on a straight-line basis, at rates estimated to write off their book values over their estimated UELs. In assessing UELs, consideration is given to any contractual arrangements and operational requirements relating to particular assets. The assessments of estimated UELs and residual values of assets are performed annually.
Certain network assets are depreciated using the group method of depreciation, in which a single composite depreciation rate is applied to a particular class of property, plant and equipment. This method pools similar assets together, and then depreciates each group as a whole over their respective useful lives. In the US, the Company conducts independent depreciation studies on a periodic basis as part of the regulatory ratemaking process to estimate group depreciation rates. These depreciation studies are subject to review and approval by the US state and federal regulators, with the depreciation expense recovered through rates charged to customers. Likewise in the UK, the composite depreciation rates are benchmarked to internal engineering studies and known asset performance lives. Depreciation expense includes a component for the original cost of assets and a component for estimated cost of future removal, net of any salvage value at retirement. Upon retirement of components of the Company’s network assets, the original cost of the retired assets, net of salvage value, is charged against accumulated depreciation, with no gain or loss recognised.
Unless otherwise determined by operational requirements, the depreciation periods for the principal categories of property, plant and equipment are shown in the table that follows split between the UK and US, along with the weighted average remaining UEL for each class of property, plant and equipment (which is calculated by dividing the net book value of that class of asset by the respective annual depreciation charge).

		Years
	UK	US	Weighted average remaining UEL
Freehold and leasehold buildings	up to 60	up to 100	39
Plant and machinery:
Electricity transmission plant and wires	up to 100	10 to 85	31
Electricity distribution plant	14 to 99	5 to 85	46
Electricity generation plant	n/a	10 to 93	8
Interconnector plant and other	5 to 70	5 to 54	18
Gas plant – mains, services and regulating equipment	n/a	20 to 95	51
Gas plant – storage	n/a	20 to 60	20
Gas plant – meters	n/a	14 to 45	24
Motor vehicles and office equipment	up to 30	up to 34	3
(c) Gas asset lives
The role that our US gas networks play in the pathway to achieving the greenhouse gas emissions reductions targets set in the jurisdictions in which we operate is currently uncertain. Policymakers in New York and Massachusetts continue to indicate an increase in electrification to meet their respective decarbonisation targets, while as a Group we are committed in our transition to net zero. As a result, there is a risk that the UELs of certain elements of our gas networks may be shortened in line with future policy, regulatory frameworks and planning systems aimed to support the decarbonisation of the energy sector.
In the US, our gas distribution asset lives are assessed as part of detailed depreciation studies completed as part of each separate rate proceeding. Depreciation studies consider the physical condition of assets and the expected operational life of an asset. The weighted average remaining UEL for our US gas distribution fixed asset base is circa 51 years; however, a proportion of our assets are assumed to have UELs which extend beyond 2080. In assessing these UELs, we consider a range of different pathways related to our gas assets. These pathways factor in the net zero ambitions of the Group and the jurisdictions that we operate in, anticipated changes in customer behaviour, developments in new technology, the feasibility and affordability of electrification, and the ability to decarbonise fuel through the use of renewable natural gas (RNG)
and green hydrogen. On balance of the different pathways considered, we continue to believe the lives identified by rate proceedings are the best estimate of the assets’ UELs given the need to provide safe, affordable and reliable heating services. We keep this assumption under review and we continue to actively engage and support our regulators to enable the clean energy transition.
Asset depreciation lives feed directly into our US regulatory recovery mechanisms, such that any shortening of asset lives and regulatory recovery periods as agreed with regulators should be recoverable through future rates, subject to agreement, over future periods, as part of wider considerations around ensuring the continuing affordability of gas in our service territories.
Given the uncertainty described relating to the UELs of our gas assets, below we provide a sensitivity analysis for the depreciation charge for our
New York and New England segments were a shorter UEL presumed. It should be noted that the net zero pathways which we consider probable all suggest some role for gas in heating buildings beyond 2050, so our sensitivity analysis for 2050 illustrates an unlikely worst-case scenario.

	Increase in depreciation expense for the year ended 31 March 2025		Increase in depreciation expense for the year ended 31 March 2024
	New York £m	New England £m	New York £m	New England £m
UELs limited to 2050	235	78	208	66
UELs limited to 2060	110	32	100	26
UELs limited to 2070	54	9	46	6
13. Property, plant and equipment continued
(c) Gas asset lives continued
Note that this sensitivity calculation excludes any assumptions regarding the residual value for our asset base and the effect that shortening asset depreciation lives would be expected to have on our regulatory recovery mechanisms. In the event that any of the US gas distribution assets are stranded, the Group would expect to recover the associated costs. While recovery is not guaranteed and is determined by regulators in the US, there are precedents for stranded asset cost recovery for US utility companies.
(d) Right-of-use assets
The Group leases various properties, land, equipment and cars. New lease arrangements entered into are recognised as a right-of-use asset and a corresponding liability at the date at which the leased asset is available for use by the Group. The right-of-use asset and associated lease liability arising from a lease are initially measured at the present value of the lease payments expected over the lease term. The lease payments include fixed payments, any variable lease payments dependent on an index or a rate, and any break fees or renewal option costs that we are reasonably certain to incur. The discount rate applied is the rate implicit in the lease or, if that is not available, the incremental rate of borrowing for a similar term and similar security. This is determined based on observable data for borrowing rates for the specific Group entity that has entered into the lease, with specific adjustments for the term of the lease and any lease-specific risk premium. The lease term takes account of extension options that are at our option if we are reasonably certain to exercise the option and any lease termination options unless we are reasonably certain not to exercise the option. Each lease payment is allocated between the liability and finance cost. The finance cost is charged to the income statement over the lease period using the effective interest rate method. The right-of-use asset is depreciated over the shorter of the asset’s useful life and the lease term on a straight-line basis. For short-term leases (lease term of 12 months or less) and leases of low-value assets (such as computers), the Group continues to recognise a lease expense on a straight-line basis.
The table that follows shows the movements in the net book value of right-of-use assets included within property, plant and equipment at 31 March
2025 and 31 March 2024, split by category. The associated lease liabilities are disclosed in note 21.

	Land and buildings £m	Plant and machinery £m	Assets in the course of construction £m	Motor vehicles and office equipment £m	Total £m
Net book value at 1 April 2023	281	150	—	240	671
Exchange adjustments	(5)	(2)	—	(5)	(12)
Additions	52	2	—	146	200
Reclassifications	—	(5)	—	5	—
Reclassification to held for sale (note 10)	(12)	—	—	(1)	(13)
Disposals	(1)	—	—	(2)	(3)
Depreciation charge for the year	(22)	(17)	—	(76)	(115)
Net book value at 31 March 2024	293	128	—	307	728
Exchange adjustments	(6)	(2)	—	(7)	(15)
Additions	39	2	—	159	200
Reclassification to held for sale (note 10)	(2)	(15)	—	—	(17)
Disposals	—	—	—	(3)	(3)
Depreciation charge for the year	(21)	(12)	—	(87)	(120)
Net book value at 31 March 2025	303	101	—	369	773
The following balances have been included in the income statement for the years ended 31 March 2025 and 31 March 2024 in respect of right-of-
use assets:

	2025	2024
	£m	£m
Included within net finance income and costs:
Interest expense on lease liabilities	(40)	(69)
Included within revenue:
Lease income[1]	406	384
Included within operating expenses:
Expense relating to short-term and low-value leases	(24)	(20)
1.Included within lease income is £384 million (2024: £360 million) of variable lease payments, the majority of which relates to the power supply arrangement entered into with LIPA
(see note 3).